INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 16, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward		$ 34,339,865	$ 34,112,810	$ 26,969,657
Valuation allowance for deferred tax assets		$ 7,211,370	$ 7,163,690	$ 5,663,628
Valuation allowance description		As a result, management determined it was more likely than not deferred tax assets will not be realized as of March 31, 2023, and December 31, 2022, and recognized 100% valuation allowance for each period	As a result, management determined it was more likely than not deferred tax assets will not be realized as of December 31, 2022 and December 31, 2021 and recognized 100% valuation allowance for each period.
Corporate alternative minimum income tax rate	15.00%
Percentage ogexcise tax on corporate stock repurchases	1.00%